Unit-Based Compensation (Narrative) (Details)	12 Months Ended			36 Months Ended
	Dec. 31, 2015 shares	Dec. 31, 2014 shares	Dec. 31, 2013 shares	Dec. 31, 2015 director	Sep. 30, 2013 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of non-employee directors | director				3
Phillips 66 Partners LP 2013 Incentive Compensation Plan [Member] | Phantom Units [Member] | Non Employee Directors [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of phantom units granted	2,343	4,161	2,171
Phillips 66 Partners LP 2013 Incentive Compensation Plan [Member] | Common Units [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common units that may be delivered under the ICP Plan					2,500,000